RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Aggregated revenue	$ 639,145	$ 445,538	$ 11,548
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	150,135	113,942	22,884
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Non Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	29,801	37,211	2,654
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Aggregated revenue	$ 179,936	$ 151,153	$ 25,538